Shareholders' Equity and Other Comprehensive Income - Common Stock (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 13, 2024
Common Stock
Class of Stock [Line Items]
Stock repurchase program, authorized amount (up to)				$ 400
Share price (in dollars per share)	$ 48.62	$ 42.40
Preferred Stock
Class of Stock [Line Items]
Stock repurchase program, authorized amount (up to)				$ 50
Treasury Stock
Class of Stock [Line Items]
Repurchase of common stock (in shares)	2,901,000	6,365,000	0